Document and Entity Information	Oct. 05, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001431959
Document Type	8-K/A
Document Period End Date	Oct. 05, 2021
Entity Registrant Name	Meta Materials Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-36247
Entity Tax Identification Number	74-3237581
Entity Address, Address Line One	1 Research Drive
Entity Address, City or Town	Dartmouth
Entity Address, State or Province	NS
Entity Address, Country	CA
Entity Address, Postal Zip Code	B2Y 4M9
City Area Code	(902)
Local Phone Number	482-5729
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) is being filed to amend the Current Report on Form 8-K filed on October 8, 2021 (the “Original Filing”). The purpose of Amendment No 1 is to disclose that after completing its analysis of the impact of the Arrangement, the Company determined that the acquisition did not trigger any requirement that the company file the financial statements of Nanotech under Item 9.01 of Form 8-K. No other changes are being made to the Original Filing